4a. Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
A. Property And Equipment Tables
Principal categories and estimated useful lives of property and equipment
			Estimated
	2015	2014	Useful Lives
Office equipment	$1,490,297	$1,564,404	5 years
Furniture and fixtures	2,049,525	277,499	7 years
Vehicles	13,567	13,567	5 Years
Computer software	732,842	276,613	3 to 5 years
Leasehold improvements	159,361	114,572	**
Land	226,261	266,765	N/A
	4,671,853	2,513,420
Less: accumulated depreciation	(889,465)	(764,789)
	$3,782,388	$1,748,631